Stockholders' Equity: Weighted Average Grant Date Fair Value of Options (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Weighted Average Grant Date Fair Value of Options

Weighted average risk-free interest rate	0.90%
Expected life in years	7.00
Expected volatility	78%
Expected dividends	0